Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Financing Receivable, Past Due [Line Items]
Total	$ 494,275	$ 1,023,763
Fair Value, Recurring [Member]
Financing Receivable, Past Due [Line Items]
Total	494,275	1,023,763
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Financing Receivable, Past Due [Line Items]
Total	494,275	1,023,763
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Financing Receivable, Past Due [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Financing Receivable, Past Due [Line Items]
Total
Equity Securities [Member] | Fair Value, Recurring [Member]
Financing Receivable, Past Due [Line Items]
Total	494,275	1,023,763
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Financing Receivable, Past Due [Line Items]
Total	494,275	1,023,763
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Financing Receivable, Past Due [Line Items]
Total
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Financing Receivable, Past Due [Line Items]
Total
Equity Securities [Member]
Financing Receivable, Past Due [Line Items]
Total	$ 494,275	$ 1,023,763